REPURCHASE OF ORDINARY SHARES (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2012 CNY (¥) shares	May 06, 2011 USD ($)
Equity, Class of Treasury Stock [Line Items]
Repurchase of shares of the Company (in shares)		430,800
Repurchase of shares of the Company | ¥		¥ 13,875,553
American Depositary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, shares of common stock approved for repurchase | $				$ 30
Repurchase of shares of the Company (in shares)	430,800		173,570
Repurchase of shares of the Company | ¥	¥ 13,875,553		¥ 5,521,130
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of shares of the Company (in shares)	1,723,200		694,280